Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables

Note 11 – Accrued Expenses and Other Payables

Accrued expenses and other payables as of December 31, 2024 and December 31, 2023 consisted of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Accrued expenses	$1,220,901	$1,016,491
Other payables	$624,251	$651,960
Total accrued expenses and other payables	$1,845,152	$1,668,451

All short term payables are measured at undiscounted amounts because the effect of discounting is immaterial. The accrued expenses included an amount of $761,129 and $452,503 pertaining to directors’ remuneration for December 31, 2024 and 2023, respectively.